Financial Instruments	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments

2.3 Financial instruments

Accounting policy

2.3.1 Initial recognition

The Group recognizes financial assets and financial liabilities when it becomes a party to the contractual provisions of the instrument. All financial assets and liabilities are recognized at fair value on initial recognition, except for trade receivables which are initially measured at transaction price. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities which are not at fair value through profit or loss are added to the fair value on initial recognition. Regular way purchase and sale of financial assets are accounted for at trade date.

2.3.2 Subsequent measurement

a. Non-derivative financial instruments

(i) Financial assets carried at amortized cost

A financial asset is subsequently measured at amortized cost if it is held within a business model whose objective is to hold the asset in order to collect contractual cash flows and the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

(ii) Financial assets at fair value through other comprehensive income (FVOCI)

A financial asset is subsequently measured at fair value through other comprehensive income if it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets and the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. The Group has made an irrevocable election for its investments which are classified as equity instruments to present the subsequent changes in fair value in other comprehensive income based on its business model.

(iii) Financial assets at fair value through profit or loss (FVTPL)

A financial asset which is not classified in any of the above categories are subsequently fair valued through profit or loss.

(iv) Financial liabilities

Financial liabilities are subsequently carried at amortized cost using the effective interest method, except for contingent consideration and financial liability under option arrangements recognized in a business combination which is subsequently measured at fair value through profit or loss.

b. Derivative financial instruments

The Group holds derivative financial instruments such as foreign exchange forward and option contracts to mitigate the risk of changes in exchange rates on foreign currency exposures. The counterparty for such contracts is generally a bank.

(i) Financial assets or financial liabilities, at fair value through profit or loss

This category includes derivative financial assets or liabilities which are not designated as hedges.

Although the Group believes that these derivatives constitute hedges from an economic perspective, they may not qualify for hedge accounting under IFRS 9, Financial Instruments. Any derivative that is either not designated a hedge, or is so designated but is ineffective as per IFRS 9, is categorized as a financial asset or financial liability, carried at fair value through profit or loss.

Derivatives not designated as hedges are recognized initially at fair value and attributable transaction costs are recognized in net profit in the statement of comprehensive income when incurred. Subsequent to initial recognition, these derivatives are measured at fair value through profit or loss and the resulting exchange gains or losses are included in other income. Assets/ liabilities in this category are presented as current assets/current liabilities if they are either held for trading or are expected to be realized within 12 months after the balance sheet date.

(ii) Cash flow hedge

The Group designates certain foreign exchange forward and options contracts as cash flow hedges to mitigate the risk of foreign exchange exposure on highly probable forecast cash transactions.

When a derivative is designated as a cash flow hedging instrument, the effective portion of changes in the fair value of the derivative is recognized in other comprehensive income and accumulated in the cash flow hedging reserve. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in the net profit in the statement of comprehensive income. If the hedging instrument no longer meets the criteria for hedge accounting, then hedge accounting is discontinued prospectively. If the hedging instrument expires or is sold, terminated or exercised, the cumulative gain or loss on the hedging instrument recognized in cash flow hedging reserve till the period the hedge was effective remains in cash flow hedging reserve until the forecasted transaction occurs. The cumulative gain or loss previously recognized in the cash flow hedging reserve is transferred to the net profit in the statement of comprehensive income upon the occurrence of the related forecasted transaction. If the forecasted transaction is no longer expected to occur, then the amount accumulated in cash flow hedging reserve is reclassified to the net profit in the consolidated statement of comprehensive income.

2.3.3 Derecognition of financial instruments

The Group derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire or it transfers the financial asset and the transfer qualifies for derecognition under IFRS 9. A financial liability (or a part of a financial liability) is derecognized from the Group's balance sheet when the obligation specified in the contract is discharged or cancelled or expires.

2.3.4 Fair value of financial instruments

In determining the fair value of its financial instruments, the Group uses a variety of methods and assumptions that are based on market conditions and risks existing at each reporting date. The methods used to determine fair value include discounted cash flow analysis, available quoted market prices and dealer quotes. All methods of assessing fair value result in general approximation of value, and such value may never actually be realized.

Refer to table ‘Financial instruments by category’ below for the disclosure on carrying value and fair value of financial assets and liabilities. For financial assets and liabilities maturing within one year from the balance sheet date and which are not carried at fair value, the carrying amounts approximate fair value due to the short maturity of these instruments.

2.3.5 Impairment

The Group recognizes loss allowances using the expected credit loss (ECL) model for the financial assets and unbilled revenue which are not fair valued through profit or loss. Loss allowance for trade receivables and unbilled revenue with no significant financing component is measured at an amount equal to lifetime ECL. For all other financial assets, expected credit losses are measured at an amount equal to the 12-month ECL, unless there has been a significant increase in credit risk from initial recognition in which case those are measured at lifetime ECL.

The Group determines the allowance for credit losses based on historical loss experience adjusted to reflect current and estimated future economic conditions. The Group considers current and anticipated future economic conditions relating to industries the Group deals with and the countries where it operates.

The amount of expected credit losses (or reversal) that is required to adjust the loss allowance at the reporting date to the amount that is required to be recorded is recognized as an impairment loss or gain in consolidated statement of comprehensive income.

Financial instruments by category

The carrying value and fair value of financial instruments by categories as of March 31, 2024, were as follows:

(Dollars in millions)
		Financial assets/ liabilities at fair value through profit or loss		Financial assets/liabilities at fair value through OCI
	Amortised cost	Designated upon initial recognition	Mandatory	Equity instruments designated upon initial recognition	Mandatory	Total carrying value	Total fair value
Assets:
Cash and cash equivalents (Refer to Note 2.1)	1,773	—	—	—	—	1,773	1,773
Investments (Refer to Note 2.2)
Liquid mutual funds	—	—	313	—	—	313	313
Target maturity fund units	—	—	51	—	—	51	51
Quoted debt securities	211	—	—	—	1,384	1,595	1,620(1)
Certificates of deposit	—	—	—	—	365	365	365
Commercial Papers	—	—	—	—	579	579	579
Quoted equity securities	—	—	—	14	—	14	14
Unquoted equity and preference securities	—	—	—	11	—	11	11
Unquoted investments others	—	—	24	—	—	24	24
Trade receivables	3,620	—	—	—	—	3,620	3,620
Unbilled revenues (Refer to Note 2.12) (3)	1,151	—	—	—	—	1,151	1,151
Prepayments and other assets (Refer to Note 2.4)	694	—	—	—	—	694	684(2)
Derivative financial instruments	—	—	7	—	3	10	10
Total	7,449	—	395	25	2,331	10,200	10,215
Liabilities:
Trade payables	474	—	—	—	—	474	474
Lease liabilities	1,002	—	—	—	—	1,002	1,002
Derivative financial instruments	—	—	4	—	—	4	4
Financial liability under option arrangements (Refer to Note 2.5)	—	—	72	—	—	72	72
Other liabilities including contingent consideration (Refer to Note 2.5)	1,887	—	—	—	—	1,887	1,887
Total	3,363	—	76	—	—	3,439	3,439

(1)
On account of fair value changes including interest accrued
(2)
Excludes interest accrued on quoted debt securities carried at amortized cost of $10 million
(3)
Excludes unbilled revenue on contracts where the right to consideration is dependent on completion of contractual milestones

The carrying value and fair value of financial instruments by categories as of March 31, 2023, were as follows:

(Dollars in millions)
		Financial assets/ liabilities at fair value through profit or loss		Financial assets/liabilities at fair value through OCI
	Amortised cost	Designated upon initial recognition	Mandatory	Equity instruments designated upon initial recognition	Mandatory	Total carrying value	Total fair value
Assets:
Cash and cash equivalents (Refer to Note 2.1)	1,481	—	—	—	—	1,481	1,481
Investments (Refer to Note 2.2)
Liquid mutual funds	—	—	119	—	—	119	119
Target maturity fund units	—	—	49	—	—	49	49
Quoted debt securities	233	—	—	—	1,400	1,633	1,661(1)
Certificate of deposit	—	—	—	—	435	435	435
Commercial Papers	—	—	—	—	90	90	90
Unquoted equity and preference securities	—	—	—	24	—	24	24
Unquoted investments others	—	—	21	—	—	21	21
Trade receivables	3,094	—	—	—	—	3,094	3,094
Unbilled revenues (Refer to Note 2.12) (3)	1,157	—	—	—	—	1,157	1,157
Prepayments and other assets (Refer to Note 2.4)	624	—	—	—	—	624	614(2)
Derivative financial instruments	—	—	8	—	4	12	12
Total	6,589	—	197	24	1,929	8,739	8,757
Liabilities:
Trade payables	470	—	—	—	—	470	470
Lease liabilities	1,010	—	—	—	—	1,010	1,010
Derivative financial instruments	—	—	8	—	2	10	10
Financial liability under option arrangements (Refer to Note 2.5)	—	—	73	—	—	73	73
Other liabilities including contingent consideration (Refer to Note 2.5)	2,112	—	12	—	—	2,124	2,124
Total	3,592	—	93	—	2	3,687	3,687

(1)
On account of fair value changes including interest accrued
(2)
Excludes interest accrued on quoted debt securities carried at amortized cost of $10 million
(3)
Excludes unbilled revenue on contracts where the right to consideration is dependent on completion of contractual milestones

For trade receivables, trade payables, other assets and payables maturing within one year from the balance sheet date, the carrying amounts approximate fair value due to the short maturity of these instruments.

Fair value hierarchy

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

Level 3 - Inputs for the assets or liabilities that are not based on observable market data (unobservable inputs).

The fair value hierarchy of assets and liabilities measured at fair value on a recurring basis as of March 31, 2024 is as follows:

(Dollars in millions)
	As of March 31, 2024	Fair value measurement at end of the reporting year using
		Level 1	Level 2	Level 3
Assets
Investments (Refer to note 2.2)
Investments in liquid mutual fund units	313	313	—	—
Investments in target maturity fund units	51	51	—	—
Investments in quoted debt securities	1,620	1,580	40	—
Investments in certificates of deposit	365	—	365	—
Investments in commercial paper	579	—	579	—
Investments in unquoted equity and preference securities	11	—	—	11
Investments in quoted equity securities	14	14	—	—
Investment in unquoted investments others	24	—	—	24
Others
Derivative financial instruments- gain on outstanding foreign exchange forward and option contracts	10	—	10	—
Liabilities
Derivative financial instruments- loss on outstanding foreign exchange forward and option contracts	4	—	4	—
Financial liability under option arrangements (Refer to Note 2.5)*	72	—	—	72

* Discount rate ranges from 9% to 15%

During fiscal 2024, quoted debt securities of $257 million were transferred from Level 2 to Level 1 of fair value hierarchy, since these were valued based on quoted price and quoted debt securities of $9 million were transferred from Level 1 to Level 2 of fair value hierarchy, since these were valued based on market observable inputs.

The fair value hierarchy of assets and liabilities measured at fair value on a recurring basis as of March 31, 2023 is as follows:

(Dollars in millions)
	As of March 31, 2023	Fair value measurement at end of the reporting year using
		Level 1	Level 2	Level 3
Assets
Investments (Refer to note 2.2)
Investments in liquid mutual fund units	119	119	—	—
Investments in target maturity fund units	49	49	—	—
Investments in quoted debt securities	1,661	1,302	359	—
Investments in certificates of deposit	435	—	435	—
Investments in commercial paper	90	—	90	—
Investments in unquoted equity and preference securities	24	—	—	24
Investment in unquoted investments others	21	—	—	21
Others
Derivative financial instruments- gain on outstanding foreign exchange forward and option contracts	12	—	12	—
Liabilities
Derivative financial instruments- loss on outstanding foreign exchange forward and option contracts	10	—	10	—
Financial liability under option arrangements (Refer to Note 2.5)*	73	—	—	73
Liability towards contingent consideration (Refer to Note 2.5)*	12	—	—	12

* Discount rate ranges from 10% to 15%

During fiscal 2023, quoted debt securities of $47 million were transferred from Level 2 to Level 1 of fair value hierarchy, since these were valued based on quoted price and quoted debt securities of $196 million were transferred from Level 1 to Level 2 of fair value hierarchy, since these were valued based on market observable inputs.

A one percentage point change in the unobservable inputs used in fair valuation of Level 3 assets and liabilities does not have a significant impact in its value.

Majority of investments of the Group are fair valued based on Level 1 or Level 2 inputs. These investments primarily include investment in liquid mutual fund units, target maturity fund units, quoted debt securities, certificates of deposit, commercial paper, quoted bonds issued by government and quasi-government organizations. The Group invests after considering counterparty risks based on multiple criteria including Tier I Capital, Capital Adequacy Ratio, Credit Rating, Profitability, NPA levels and Deposit base of banks and financial institutions. These risks are monitored regularly as per Group’s risk management program.

Income from financial assets

(Dollars in millions)
	Year ended March 31,
	2024	2023	2022
Interest income on financial assets carried at amortized cost	128	107	135
Interest income on financial assets fair valued through other comprehensive income	122	119	86
Gain / (loss) on investments carried at fair value through profit or loss	34	18	24
	284	244	245

Financial risk management

Financial risk factors

The Group's activities expose it to a variety of financial risks: market risk, credit risk and liquidity risk. The Group's primary focus is to foresee the unpredictability of financial markets and seek to minimize potential adverse effects on its financial performance. The primary market risk to the Group is foreign exchange risk. The Group uses derivative financial instruments to mitigate foreign exchange related risk exposures. The Group's exposure to credit risk is influenced mainly by the individual characteristic of each customer and the concentration of risk from the top few customers.

Market risk

The Group operates internationally, and a major portion of the business is transacted in several currencies and consequently the Group is exposed to foreign exchange risk through its sales and services in the United States and elsewhere, and purchases from overseas suppliers in various foreign currencies. The Group holds derivative financial instruments such as foreign exchange forward and option contracts to mitigate the risk of changes in exchange rates on foreign currency exposures. The Group is also exposed to foreign exchange risk arising on intercompany transaction in foreign currencies. The exchange rate between the Indian rupee and foreign currencies has changed substantially in recent years and may fluctuate substantially in the future. Consequently, the results of the Group’s operations are adversely affected as the rupee appreciates/ depreciates against these currencies.

The following table analyzes foreign currency risk from financial assets and liabilities as of March 31, 2024:

(Dollars in millions)
	U.S. dollars	Euro	United Kingdom Pound Sterling	Australian dollars	Other currencies	Total
Net financial assets	3,133	1,146	258	177	350	5,064
Net financial liabilities	(1,430)	(405)	(85)	(97)	(266)	(2,283)
Total	1,703	741	173	80	84	2,781

The following table analyzes foreign currency risk from financial assets and liabilities as of March 31, 2023:

(Dollars in millions)
	U.S. dollars	Euro	United Kingdom Pound Sterling	Australian dollars	Other currencies	Total
Net financial assets	2,528	908	221	220	317	4,194
Net financial liabilities	(1,478)	(454)	(90)	(116)	(269)	(2,407)
Total	1,050	454	131	104	48	1,787

For the years ended March 31, 2024, 2023 and 2022, every percentage point depreciation / appreciation in the exchange rate between the Indian rupee and the U.S. dollar has affected the company's incremental operating margins by approximately 0.43%, 0.44% and 0.46%, respectively.

Sensitivity analysis is computed based on the changes in the income and expenses in foreign currency upon conversion into functional currency, due to exchange rate fluctuations between the previous reporting period and the current reporting period.

Derivative financial instruments

The Group holds derivative financial instruments such as foreign exchange forward and option contracts to mitigate the risk of changes in exchange rates on foreign currency exposures. The counterparty for such contracts is generally a bank. These derivative financial instruments are valued based on quoted prices for similar assets and liabilities in active markets or inputs that are directly or indirectly observable in the marketplace.

The following table gives details in respect of outstanding foreign exchange forward and options contracts:

	As of
	March 31, 2024		March 31, 2023
	In Million	In $ Million	In Million	In $ Million
Derivatives designated as cash flow hedges

Forward contracts
In Euro	30	32	—	—

Option Contracts
In Euro	236	254	325	354
In Australian dollars	106	69	140	94
In United Kingdom Pound Sterling	35	44	55	68
Other derivatives
Forward contracts
In U.S. Dollars	1,423	1,423	1,670	1,670
In Euro	574	619	316	344
In Singapore dollars	171	125	204	151
In United Kingdom Pound Sterling	86	108	86	107
In Swiss Franc	17	19	1	1
In New Zealand dollars	30	18	30	19
In Czech Koruna	374	16	364	16
In Danish Krone	100	15	—	—
In Norwegian Krone	130	12	100	10
In Canadian dollars	15	11	—	—
In Australian dollars	14	9	10	6
In Hungarian Forint	2,500	7	—	—
In Chinese Yuan	43	6	41	6
In South African rand	85	4	85	5
Option contracts
In U.S. Dollars	543	543	300	300
In Euro	100	108	160	174
In Australian dollars	20	13	30	20
In United Kingdom Pound Sterling	—	—	15	19
		3,455		3,364

The Group recognized a net gain of $22 million, net loss of $69 million and net gain of $22 million on derivative financial instruments not designated as cash flow hedges for fiscal 2024, 2023 and 2022, respectively, which are included under other income.

The foreign exchange forward and option contracts mature within 12 months. The table below analyzes the derivative financial instruments into relevant maturity groupings based on the remaining period as of the balance sheet date:

(Dollars in millions)
	As of
	March 31, 2024	March 31, 2023
Not later than one month	1,304	1,601
Later than one month and not later than three months	1,914	1,358
Later than three months and not later than one year	237	405
	3,455	3,364

During fiscal 2024, 2023 and 2022, the Group has designated certain foreign exchange forward and option contracts as cash flow hedges to mitigate the risk of foreign exchange exposure on highly probable forecast cash transactions. The related hedge transactions for balance in cash flow hedging reserve as of March 31, 2024, are expected to occur and reclassified to statement of comprehensive income within three months.

The Group determines the existence of an economic relationship between the hedging instrument and hedged item based on the currency, amount and timing of its forecasted cash flows. Hedge effectiveness is determined at the inception of the hedge relationship, and through periodic prospective effectiveness assessments to ensure that an economic relationship exists between the hedged item and hedging instrument, including whether the hedging instrument is expected to offset changes in cash flows of hedged items.

If the hedge ratio for risk management purposes is no longer optimal but the risk management objective remains unchanged and the hedge continues to qualify for hedge accounting, the hedge relationship will be rebalanced by adjusting either the volume of the hedging instrument or the volume of the hedged item so that the hedge ratio aligns with the ratio used for risk management purposes. Any hedge ineffectiveness is calculated and accounted for in profit or loss at the time of the hedge relationship rebalancing.

The following table provides the reconciliation of cash flow hedge reserve:

(Dollars in millions)
	Year ended March 31, 2024	Year ended March 31, 2023	Year ended March 31, 2022
Gain / (Loss)
Balance at the beginning of the period	—	1	2
Gain / (Loss) recognized in other comprehensive income during the period	1	12	14
Amount reclassified to profit or loss during the period	1	(13)	(15)
Tax impact on above	(1)	—	—
Balance at the end of the period	1	—	1

The Group offsets a financial asset and a financial liability when it currently has a legally enforceable right to set off the recognized amounts and the Group intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

The following table provides quantitative information about offsetting of derivative financial assets and derivative financial liabilities:

(Dollars in millions)
	As of
	March 31, 2024		March 31, 2023
	Derivative financial asset	Derivative financial liability	Derivative financial asset	Derivative financial liability
Gross amount of recognized financial asset/liability	12	(6)	15	(13)
Amount set off	(2)	2	(3)	3
Net amount presented in balance sheet	10	(4)	12	(10)

Credit risk

Credit risk refers to the risk of default on its obligation by the counterparty resulting in a financial loss. The maximum exposure to the credit risk at the reporting date is primarily from trade receivables amounting to $3,620 million and $3,094 million as of March 31, 2024, and March 31, 2023, respectively and unbilled revenue amounting to $1,744 million and $2,037 million as of March 31, 2024 and March 31, 2023, respectively. Trade receivables and unbilled revenue are typically unsecured and are derived from revenue earned from customers primarily located in the United States of America and Europe. Credit risk has always been managed by the Group through credit approvals, establishing credit limits and continuously monitoring the creditworthiness of customers to which the Group grants credit terms in the normal course of business. The Group uses the expected credit loss model to assess any required allowances; and uses a provision matrix to compute the expected credit loss allowance for trade receivables and unbilled revenues. This matrix takes into account credit reports and other related credit information to the extent available.

The Group's exposure to credit risk is influenced mainly by the individual characteristic of each customer and the concentration of risk from the top few customers. Exposure to customers is diversified and there is no single customer contributing more than 10% of outstanding trade receivables and unbilled revenues.

The following table gives details in respect of percentage of revenues generated from top five customers and top ten customers:

	(In %)
	Year ended March 31,
	2024	2023	2022
Revenue from top five customers	13.3	12.7	11.4
Revenue from top ten customers	20.0	20.2	19.3

Credit risk exposure

Trade receivables ageing schedule for fiscal 2024 is as follows:

				(Dollars in millions)
		Outstanding for following periods from due date of payment
	Not Due	Less than 6 months	6 months to 1 year	1-2 years	2-3 years	More than 3 years	Total
Trade receivables	2,707	889	42	53	1	14	3,706
Less: Allowance for credit loss							86
Total Trade receivables							3,620

Trade receivables ageing schedule for fiscal 2023 is as follows:

				(Dollars in millions)
		Outstanding for following periods from due date of payment
	Not Due	Less than 6 months	6 months to 1 year	1-2 years	2-3 years	More than 3 years	Total
Trade receivables	2,241	914	7	1	9	5	3,177
Less: Allowance for credit loss							83
Total Trade receivables							3,094

The allowance for lifetime expected credit loss on customer balances was $11 million, $28 million and $19 million for fiscal 2024, 2023 and 2022, respectively.

Movement in credit loss allowance on customer balance is as follows:

	(Dollars in millions)
	Year ended March 31,
	2024	2023	2022
Balance at the beginning	117	113	103
Translation differences	(2)	(3)	(1)
Impairment loss recognized / (reversed), net	11	28	19
Amounts written off	(12)	(21)	(8)
Balance at the end	114	117	113

The gross carrying amount of a financial asset is written off (either partially or in full) when there is no realistic prospect of recovery.

Credit exposure

The Group’s credit period generally ranges from 30-75 days.

(Dollars in millions)
	As of
	March 31, 2024	March 31, 2023
Trade receivables	3,620	3,094
Unbilled revenues	1,744	2,037

Days Sales Outstanding (DSO) as of March 31, 2024 and March 31, 2023 was 71 days and 62 days, respectively.

Credit risk on cash and cash equivalents is limited as the Group generally invest in deposits with banks and financial institutions with high ratings assigned by international and domestic credit rating agencies. Ratings are monitored periodically and the Group has considered the latest credit rating information to the extent available as at the date of these consolidated financial statements.

The investments of the Group primarily include investment in liquid mutual fund units, quoted debt securities, certificates of deposit, commercial paper, quoted bonds issued by government and quasi government organizations. The Group invests after considering counterparty risks based on multiple criteria including Tier I Capital, Capital Adequacy Ratio, credit rating, profitability, NPA levels and deposit base of banks and financial institutions. These risks are monitored regularly as per Group’s risk management program.

Liquidity risk

Liquidity risk is defined as the risk that the Group will not be able to settle or meet its obligations on time.

The Group's principal sources of liquidity are cash and cash equivalents and investments and the cash flow that is generated from operations. The Group has no outstanding borrowings. The Group believes that the working capital is sufficient to meet its current requirements.

As of March 31, 2024, the Group had a working capital of $6,071, million including cash and cash equivalents of $1,773, million and current investments of $1,548 million. As of March 31, 2023, the Group had a working capital of $3,857 million including cash and cash equivalents of $1,481 million and current investments of $841 million.

As of March 31, 2024, and March 31, 2023, the outstanding employee benefit obligations were $325 million and $302 million, respectively, which have been substantially funded. Accordingly, no liquidity risk is perceived.

The table below provides details regarding the contractual maturities of significant financial liabilities as of March 31, 2024:

				(Dollars in millions)
	Less than 1 year	1-2 years	2-4 years	4-7 years	Total
Trade payables	474	—	—	—	474
Financial liability under option arrangements on an undiscounted basis (Refer to Note 2.5)	67	—	—	16	83
Other financial liabilities on an undiscounted basis (Refer to Note 2.5)	1,657	158	68	8	1,891

The table below provides details regarding the contractual maturities of significant financial liabilities as of March 31, 2023:

				(Dollars in millions)
	Less than 1 year	1-2 years	2-4 years	4-7 years	Total
Trade payables	470	—	—	—	470
Financial liability under option arrangements on an undiscounted basis (Refer to Note 2.5)	82	—	—	—	82
Other financial liabilities (excluding liabilities towards contingent consideration) on an undiscounted basis (Refer to Note 2.5)	1,875	186	53	2	2,116
Liability towards contingent consideration on an undiscounted basis (Refer to Note 2.5)	12	—	—	—	12